Trade Accounts Receivable and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2026
Trade Accounts Receivable and Other Current Assets
Schedule of other current assets

(U.S. Dollars in thousands)	At June 30, 2026	At December 31, 2025
Trade receivables	$7,577	$3,694
Trade receivables due from KNOT and affiliates (refer to note 14 (d))	1,342	1
Insurance claims for recoveries (refer to note 5)	3,099	16
Refund of value added tax	1,393	1,606
Prepaid expenses	1,951	1,537
EU ETS (refer to note 20)	6,038	6,597
Other receivables	1,391	1,741
Total other current assets	$22,791	$15,192